NOTE 2 - INTANGIBLE ASSETS (Tables)	6 Months Ended
Apr. 30, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Amortized intellectual property
Intangible assets	$402,000
Less accumulated amortization	(142,375)
Net intangible assets	$259,625

Future amortization expense
Year Ended December 31,
2013	$20,100
2014	$20,100
2015	$20,100
2016	$20,100
2017	$20,100